Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2025	2024
Deferred tax assets:
Net operating loss carryforward	$35,197,253	$30,374,640
Research and development tax credit carryforward	6,709,611	5,506,154
Stock-based compensation expense	965,107	676,250
Accrued expenses	47,212	256,540
Total deferred tax assets	42,919,183	36,813,584
Deferred tax liabilities
Depreciation	18,298	29,812
Net deferred tax assets	42,900,885	36,783,772
Valuation allowance	(42,900,885)	(36,783,772)
Net deferred tax asset after reduction for valuation allowance	$0	$0

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2025	2024
U.S. federal statutory rate applied to pretax loss	21.0%	21.0%
State income tax (benefit)	4.0	4.0
Permanent differences	(0.0)	(0.0)
NOL carryforward expiration	(2.5)	(4.1)
R&D tax credits, net of expiration	5.7	6.5
Change in valuation allowance and other adjustments	(28.2)	(27.4)
Effective tax rate	0.0%	0.0%